Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2018
Document Effective Date	dei_DocumentEffectiveDate	Mar. 28, 2018
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Global X Funds | Global X Uranium ETF
Prospectus:	rr_ProspectusTable
Supplemental Information [Text Block]	cik0001432353_SupplementalInformationTextBlock
Global X Uranium ETF (the “Fund”)

a series of the
Global X Funds

SUPPLEMENT DATED MARCH 28, 2018
TO THE PROSPECTUS, SUMMARY PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), EACH DATED MARCH 1, 2018, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

The information in this Supplement updates information in, and should be read in conjunction with the Prospectus, Summary Prospectus, and SAI for the Fund. Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus, Summary Prospectus, and SAI for the Fund.

The paragraph under the section titled “INVESTMENT OBJECTIVE” that appears on page 24 of the Prospectus and page 2 of the Summary Prospectus is deleted and replaced in its entirety with the following:

Currently, the Global X Uranium ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Uranium Total Return Index (“Underlying Index”). During the second quarter of 2018, the Fund will begin to seek to track the Solactive Global Uranium & Nuclear Components Transition TR Index, which is an interim index that will gradually reduce exposure to small-capitalization stocks while proportionately increasing exposure to other stocks based on their weightings in the Solactive Global Uranium & Nuclear Components Total Return Index. During the third quarter of 2018, the Fund will begin to seek to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Uranium & Nuclear Components Total Return Index.

The paragraph under the section titled “PERFORMANCE INFORMATION” that appears on page 30 of the Prospectus and page 8 of the Summary Prospectus is deleted and replaced in its entirety with the following:

The bar chart and table that follow show how the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with the Fund’s benchmark index and a broad measure of market performance. During the second quarter of 2018, the Fund will change its underlying index from Solactive Global Uranium Total Return Index to the Solactive Global Uranium & Nuclear Components Transition TR Index. During the third quarter of 2018, the Fund will change its underlying index to the Solactive Global Uranium & Nuclear Components Total Return Index. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.globalxfunds.com.

The third and fourth paragraphs under the sub-section titled “Solactive Global Uranium Total Return Index” that appears on page 71 of the Prospectus and page 24 of the SAI are deleted and replaced in their entirety with the following:

The Global X Uranium ETF is expected to begin implementation of the change to the Solactive Global Uranium & Nuclear Components Total Return Index in the second quarter of 2018, with the change occurring in two phases.

The phase approach is intended to enable the Global X Uranium ETF’s advisor, Global X Management Co. LLC, to make the necessary adjustments to portfolio holdings in a manner that minimizes impact to shareholders. In the first phase, expected to commence in the second quarter of 2018, the Global X Uranium ETF will track the Solactive Global Uranium & Nuclear Components Transition TR Index, an interim index that will gradually reduce exposure to small-capitalization stocks while proportionately increasing exposure to other stocks based on their weightings in the Solactive Global Uranium & Nuclear Components Total Return Index. This first phase is expected to be implemented over the course of approximately four months.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE